Computer Hardware and Other Property, Net	12 Months Ended
Dec. 31, 2018
Computer Hardware and Other Property, Net.
Computer Hardware and Other Property, Net

Note 6: Computer Hardware and Other Property, Net

Computer hardware  and other property  consisted of the following:

	December 31,
	2018	2017
Computer hardware	$18,130	$11,238
Leasehold improvements	13,298	13,885
Furniture, fixtures and equipment	6,816	6,768
Total computer hardware and other property	38,244	31,891
Accumulated depreciation	(17,603)	(8,881)
Total computer hardware and other property, net	$20,641	$23,010

Depreciation amounted to $9,422 for the year ended December 31, 2018. Depreciation amounted to $6,997 for the year ended December 31, 2017.